Loans and Borrowings - Additional Information (Details)			1 Months Ended	12 Months Ended
	Oct. 16, 2017 EUR (€) DebtInstrument € / shares	Dec. 31, 2014 EUR (€)	Jun. 30, 2010 EUR (€)	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)		Dec. 31, 2017 EUR (€)		Dec. 23, 2008 EUR (€)
Disclosure Of Detailed Information About Borrowings [Line Items]
Liability				€ 18,165,000	€ 9,104,000		€ 8,812,000
Other non-current loans and borrowings				14,939,000	7,255,000	[1]	6,978,000	[1]
Amount for development agreement with participating feature				66,170,000	67,024,000	[2]	54,189,000	[2]
Convertible Loans
Disclosure Of Detailed Information About Borrowings [Line Items]
Convertible bond, yearly interest				6,300,000
Convertible loan nominal amount				€ 180,000,000
Group
Disclosure Of Detailed Information About Borrowings [Line Items]
Repayments of refundable and conditional advances					183,000		166,000
BPI FRANCE - IT-DIAB
Disclosure Of Detailed Information About Borrowings [Line Items]
Discounted rate		5.19%
BPI FRANCE - IT-DIAB | Conditional
Disclosure Of Detailed Information About Borrowings [Line Items]
Advances received									€ 3,229,000
BPI FRANCE - IT-DIAB | Non-repayable
Disclosure Of Detailed Information About Borrowings [Line Items]
Government grants									€ 3,947,000
BPI FRANCE - ADVANCE N°1 - OLNORME II - 1
Disclosure Of Detailed Information About Borrowings [Line Items]
Repayments of refundable and conditional advances							(134,000)
Reimbursed advances					66,000
BPI FRANCE - ADVANCE N°1 - OLNORME II - 1 | Technical and/or Commercial Success
Disclosure Of Detailed Information About Borrowings [Line Items]
Percentage of non-interest bearing advances repayable to nominal amount				100.00%
BPI FRANCE - ADVANCE N°2 - OLNORME II - 2
Disclosure Of Detailed Information About Borrowings [Line Items]
Repayments of refundable and conditional advances							(134,000)
Percentage of non-interest bearing advances repayable to nominal amount				100.00%
Reimbursed advances					66,000
BPI FRANCE - ADVANCE N°3 - OLNORME II - 3
Disclosure Of Detailed Information About Borrowings [Line Items]
Repayments of refundable and conditional advances							(108,000)
Percentage of non-interest bearing advances repayable to nominal amount				100.00%
Reimbursed advances					52,000
BPI France | Development Agreement with Participation Feature
Disclosure Of Detailed Information About Borrowings [Line Items]
Amount for development agreement with participating feature			€ 2,300,000
Period allocated for development agreement with participation feature			7 years
Percentage of interest rate to be paid for development agreement			4.46%
Additional remuneration description				The loan agreement has a provision applicable during the reimbursement period which provides for additional remuneration to BPI France depending on whether the Company had industrial income. This additional remuneration amounts to 0.2294% of sales.
Additional remuneration amounts percentage			0.2294%
Loan repayment maturity				June 2017
BPI France | Development Agreement with Participation Feature | First Two Years
Disclosure Of Detailed Information About Borrowings [Line Items]
Repayment of principal			€ 0
OCEANEs
Disclosure Of Detailed Information About Borrowings [Line Items]
Number of debt instruments issued | DebtInstrument	6,081,081
Nominal unit value per bond	29.60
Aggregate nominal amount	€ 180,000,000						180,000,000
Exchange or conversion premium	30.00%
Reference share price | € / shares	€ 22.77
Interest rate	7.20%
Debt maturity date				October 16, 2022
Trading period	20 days
Redemption prior to maturity terms				Redemption prior to maturity is at the option of the Company from November 6, 2020 if the arithmetic volume-weighted average price of the Company's share price and the then-prevailing conversion ratio (over a 20-day trading period) exceeds 150% of the nominal value of the OCEANEs.
Liability				€ 165,454,000	160,489,000		155,868,000
Liability, current				1,312,000	1,312,000		1,329,000
Other non-current loans and borrowings				€ 164,142,000	€ 159,176,000		€ 154,539,000
Dilutive effect of the convertible bonds expressed as a percentage of share capital				15.60%
OCEANEs | Annual Nominal Interest Rate
Disclosure Of Detailed Information About Borrowings [Line Items]
Interest rate	3.50%			3.50%
Conditional Advances | BPI FRANCE - IT-DIAB | Additional Payments
Disclosure Of Detailed Information About Borrowings [Line Items]
Maximum amount to be paid if any further amounts to be paid as conditional advance		€ 14,800,000

[1]	The Group applied IFRS 16 “Leases” from January 1, 2019 using the modified retrospective method, and therefore, the comparative information for 2017 and 2018 has not been restated. The impact of this application is presented in note 4.7.2 Application of the new IFRS 16 standard.
[2]	The Group applied IFRS16 ”leases” from January 1, 2019 using the modified retrospective method and therefore, the comparative information for 2017 and 2018 has not been restated . The impact of this application is presented in note 4.7